RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

Throughout the history of the Company, the Chairman, Angelo DeRosa has periodically loaned the company money. As of December 31, 2012 this culminated in a total amount due to Mr. DeRosa of $1,677,103. The loan has a twenty year term maturing on December 31, 2031 and calls for principal and simple interest to be paid at various yearly intervals at the rate of 3%. For the year ended 2012, the Company accrued and paid $48,790 on the related party note.